Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans - Components of Net Periodic Benefit Cost Table (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans, Defined Benefit [Member]
Components of net periodic benefit cost
Service cost		$ 90	$ 87	$ 99
Interest cost		77	84	95
Expected (return) loss on plan assets		(83)	(84)	(97)
Amortization of net actuarial (gain) loss		25	25	42
Amortization of net prior service (credit) cost		0	(1)	0
Settlement expense	[1]	49	91	146
Termination benefits expense	[1]	7	4	44
Curtailment expense	[1]	(1)	0	8
Net periodic benefit cost	[2]	164	206	337
Other Postretirement Benefits Plan [Member]
Components of net periodic benefit cost
Service cost		1	2	3
Interest cost		11	12	12
Expected (return) loss on plan assets		0	0	0
Amortization of net actuarial (gain) loss		0	0	0
Amortization of net prior service (credit) cost		(24)	(24)	(25)
Settlement expense	[1]	0	0	0
Termination benefits expense	[1]	0	0	0
Curtailment expense	[1]	0	0	0
Net periodic benefit cost	[2]	$ (12)	$ (10)	$ (10)

[1]	Settlement expense, termination benefits expense, and curtailment expense for 2016 relate to the workforce reduction program initiated in the first quarter of 2016. See Note 19—Restructuring Charges.
[2]	The service cost component of net periodic benefit cost is included in G&A; oil and gas operating expense; gathering, processing, and marketing expense; and exploration expense, and all other components of net periodic benefit cost are included in other (income) expense on the Company’s Consolidated Statements of Income.